Expense Example {- Fidelity Series Opportunistic Insights Fund} - 12.31 Fidelity Series Opportunistic Insights Fund Series PRO-07 - Fidelity Series Opportunistic Insights Fund - Fidelity Series Opportunistic Insights Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none